Store Lease Exit Costs and Impairment Charges (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Store Lease Exit Costs and Impairment Charges [Abstract]
Impairment charge	$ 35.6	$ 33.6	$ 33.1